Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Payables [Abstract]
Accrued expenses and other payables

Note 14. Accrued expenses and other payables

Accrued expenses consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Payroll payable	$1,847,920	$2,381,814
Equipment payable	105,819	625,930
Water, electricity and steam expenses	200,477	177,652
Others	—	9,742
Total	$2,154,216	$3,195,138